THE
NORTH
CAROLINA
CAPITAL MANAGEMENT TRUST

CASH PORTFOLIO
TERM PORTFOLIO

SEMIANNUAL REPORT

DECEMBER 31, 1999

NC-SANN-0200 88505
1.540079.102

CONTENTS


THE NORTH CAROLINA CAPITAL
MANAGEMENT TRUST:

CASH PORTFOLIO:

 PERFORMANCE                3   How the fund has done over
                                time.

 FUND TALK                  5   The manager's review of the
                                fund's performance,
                                strategy,  and outlook.

 INVESTMENTS                6   A complete list of the fund's
                                investments.

 FINANCIAL STATEMENTS       9   Statements of assets and
                                liabilities, operations, and
                                changes in net assets, as
                                well as financial highlights.

TERM PORTFOLIO:

 PERFORMANCE                13  How the fund has done over
                                time.

 FUND TALK                  16  The manager's review of the
                                fund's performance,
                                strategy,  and outlook.

 INVESTMENTS                17  A complete list of the fund's
                                investments with their
                                market values.

 FINANCIAL STATEMENTS       18  Statements of assets and
                                liabilities, operations, and
                                changes in net assets, as
                                well as financial highlights.

NOTES                       22  Notes to the financial
                                statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL OF
PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION NOR STERLING CAPITAL DISTRIBUTORS, INC. IS A BANK.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Cash Portfolio           2.65%          5.06%        29.82%        64.78%

All Taxable Money Market         2.41%          4.65%        28.01%        60.53%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 951 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Cash Portfolio             5.06%        5.36%         5.12%

All Taxable Money Market           4.65%        5.06%         4.84%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                          12/28/99  9/28/99  6/29/99  3/30/99  12/29/98



 NCCMT - Cash Portfolio   5.70%     5.19%    4.69%    4.63%    4.97%



All Taxable Money Market  5.13%     4.71%    4.35%    4.35%    4.53%
Funds Average



                          12/29/99  2/29/99  6/30/99  3/31/99  12/30/98



 MMDA                     2.07%     2.08%    2.03%    2.10%    2.23%


Cash Portfolio
All Taxable Money
Market Funds Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 5.7
Row: 1, Col: 2, Value: 5.13
Row: 1, Col: 3, Value: 2.07
Row: 2, Col: 1, Value: 5.19
Row: 2, Col: 2, Value: 4.71
Row: 2, Col: 3, Value: 2.08
Row: 3, Col: 1, Value: 4.69
Row: 3, Col: 2, Value: 4.35
Row: 3, Col: 3, Value: 2.03
Row: 4, Col: 1, Value: 4.63
Row: 4, Col: 2, Value: 4.35
Row: 4, Col: 3, Value: 2.1
Row: 5, Col: 1, Value: 4.970000000000001
Row: 5, Col: 2, Value: 4.53
Row: 5, Col: 3, Value: 2.23

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the average bank money market deposit account (MMDA). Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS
WILL VARY, AND REFLECT PAST RESULTS RATHER THAN
PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Robert Duby)

Robert Duby, Portfolio Manager of The North Carolina Capital
Management Trust: Cash Portfolio

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED DECEMBER 31, 1999?

A. Strong economic growth and the Federal Reserve Board's decision to raise short-term interest rates pushed the general level of interest rates higher. The Fed raised the rate banks charge each other for overnight loans - known as the fed funds rate - three times in 1999, up to 5.50%, taking back the three rate cuts it implemented in late 1998 to stave off a global credit crunch. The overall increase in interest rates was linked to strong domestic economic growth as evidenced by the lowest unemployment rate in nearly 30 years. Growth was spurred by personal consumption, business investment and the housing market. Rising stock and real estate prices created a wealth effect that spurred consumer spending, a significant component of the gross domestic product (GDP). While commodity prices increased on the heels of a global economic recovery, there were no significant increases in producer or consumer prices; gains in productivity kept inflation in check. Nevertheless, Fed Chairman Alan Greenspan, in his semiannual Humphrey-Hawkins testimony before Congress, warned that productivity could slip, leading to inflation in the form of higher unit labor costs. In August, stronger-than-expected job growth and higher-than-expected average hourly earnings encouraged the Fed to implement a rate hike. Third-quarter real GDP - gross domestic product adjusted for inflation - significantly exceeded expectations. A rise in the price deflator - a measure of inflation's effect on prices - and an upward trend in oil prices further increased concerns about emerging inflation. In response, the Fed once again raised short-term interest rates in November. As we closed out 1999, positive holiday retail sales reports raised concerns even more that excessive consumer demand could prompt the Fed to raise rates again in early 2000.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. In response to the prospect that the Fed might raise rates during the second half of 1999, I maintained an emphasis on securities maturing within 30 days in order to take advantage of higher yields as they emerged. At the same time, I invested in selected longer-term positions as a source of additional yield. In addition, concerns related to potential Y2K computer bug problems dictated that I focus the fund on the shorter-term offerings of top-tier commercial paper issuers, in order to simultaneously limit risk and reap additional yield relative to alternatives in the Treasury market.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on December 31, 1999, was 5.69%, compared to 4.70% six months ago. Through December 31, 1999, the fund's six-month total return was 2.65%, compared to 2.41% for the all taxable money market funds average tracked by IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. I'm positioning the fund for potentially higher interest rates in 2000. Market consensus, as quantified by the futures market, currently calls for a 0.25%, and possibly a 0.50%, increase in the fed funds rate when the Fed meets at the beginning of February. It's also possible we might see the Fed bump up rates again at its subsequent meetings, including the one in March. Reflecting my expectation for higher rates, I'll likely keep the fund's average maturity relatively short, in order to maximize investment flexibility. At the same time, should longer-term money market securities offer attractive risk-adjusted returns, I may look to opportunistically add positions in securities with longer-term maturities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, PLEASE SEE PAGE 2.

(checkmark)FUND FACTS

GOAL: seeks to obtain high current income consistent with the preservation of capital and liquidity, and to maintain a constant net asset value per share of $1.00

START DATE: September 2, 1982

SIZE: as of December 31, 1999, more than $2.8 billion

MANAGER: Robert Duby, since 1998; joined
Fidelity in 1982

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

INVESTMENTS DECEMBER 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMERCIAL PAPER (A) - 97.7%

DUE  DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE  (NOTE 1)
                                 PURCHASE

American General Finance Corp.

3/9/00                            6.01%                       $ 25,000,000                      $ 24,720,917

3/13/00                           6.01                         50,000,000                        49,409,000

3/17/00                           6.01                         25,000,000                        24,688,083

Asset Securitization Coop.
Corp.

2/14/00                           5.60                         15,000,000                        14,900,633

2/23/00                           6.00                         15,000,000                        14,870,592

2/24/00                           6.00                         18,000,000                        17,841,780

Associates Corp. of North
America

3/9/00                            6.02                         80,000,000                        79,105,419

4/3/00                            6.02                         35,000,000                        34,466,542

Associates First Capital BV

2/23/00                           5.96                         5,000,000                         4,956,790

3/3/00                            6.06                         10,000,000                        9,897,183

Associates First Capital Corp.

2/22/00                           5.92                         5,000,000                         4,957,894

Bank of America Corp.

2/24/00                           5.90                         20,000,000                        19,828,400

Centric Capital Corp.

1/21/00                           6.58                         19,900,000                        19,827,586

1/27/00                           6.04                         50,000,000                        49,784,417

1/31/00                           5.60                         35,000,000                        34,841,917

2/10/00                           5.92                         10,000,000                        9,936,000

3/8/00                            6.03                         11,300,000                        11,175,079

4/17/00                           6.09                         15,240,000                        14,969,126

CIESCO LP

1/26/00                           5.97                         50,000,000                        49,795,139

2/15/00                           6.02                         45,000,000                        44,665,312

CIT Group, Inc.

1/3/00                            4.75                         25,000,000                        24,993,403

2/15/00                           5.89                         50,000,000                        49,636,875

3/7/00                            6.05                         40,000,000                        39,563,667

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

1/12/00                           6.01                         22,000,000                        21,960,339

1/13/00                           6.08                         5,000,000                         4,989,967

1/27/00                           6.70                         25,000,000                        24,879,931



DUE  DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Citicorp

1/27/00                           6.21%                       $ 50,000,000                      $ 49,777,917

2/8/00                            6.07                         50,000,000                        49,682,806

Corporate Receivables Corp.

1/26/00                           6.11                         5,000,000                         4,979,167

2/9/00                            6.15                         5,000,000                         4,967,338

CXC, Inc.

1/27/00                           6.20                         20,000,000                        19,911,167

2/14/00                           6.21                         10,000,000                        9,924,833

2/16/00                           6.16                         25,000,000                        24,805,458

2/16/00                           6.36                         11,500,000                        11,407,425

2/17/00                           6.05                         15,000,000                        14,883,088

3/16/00                           6.09                         15,000,000                        14,812,500

Delaware Funding Corp.

1/24/00                           6.11                         8,000,000                         7,969,333

1/25/00                           6.50                         25,000,000                        24,892,500

2/22/00                           6.27                         5,000,000                         4,955,222

2/24/00                           5.96                         10,000,000                        9,912,700

Edison Asset Securitization LLC

1/26/00                           6.70                         25,000,000                        24,884,375

2/7/00                            5.97                         9,000,000                         8,945,980

2/8/00                            5.92                         3,000,000                         2,981,792

2/9/00                            5.92                         11,144,000                        11,074,582

2/9/00                            6.00                         9,000,000                         8,942,865

2/10/00                           6.00                         11,018,000                        10,946,138

2/10/00                           6.51                         40,000,000                        39,713,333

2/28/00                           6.00                         5,000,000                         4,952,472

3/6/00                            5.96                         4,000,000                         3,958,111

3/13/00                           5.96                         8,000,000                         7,907,360

3/16/00                           6.04                         10,000,000                        9,876,250

Falcon Asset Securitization
Corp.

1/31/00                           6.03                         8,000,000                         7,960,667

2/1/00                            6.12                         10,000,000                        9,947,817

2/3/00                            6.01                         6,000,000                         5,967,660

2/4/00                            6.02                         5,010,000                         4,982,178

2/10/00                           6.02                         6,000,000                         5,960,800

2/17/00                           5.99                         22,795,000                        22,619,415

COMMERCIAL PAPER (A) -
CONTINUED

DUE  DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Fleet Funding Corp.

1/31/00                           6.04%                       $ 26,538,000                      $ 26,407,079

2/10/00                           6.01                         5,547,000                         5,510,760

Ford Motor Credit Co.

2/10/00                           5.57                         50,000,000                        49,692,778

3/7/00                            6.05                         30,000,000                        29,672,200

3/21/00                           6.20                         25,000,000                        24,661,111

GE Capital International
Funding, Inc.

1/27/00                           6.16                         20,000,000                        19,912,467

2/22/00                           6.09                         10,000,000                        9,913,911

3/8/00                            6.10                         20,000,000                        19,778,156

3/13/00                           5.90                         28,000,000                        27,679,680

3/15/00                           6.06                         15,000,000                        14,818,083

General Electric Capital Corp.

2/15/00                           5.89                         15,000,000                        14,891,063

3/6/00                            6.04                         35,000,000                        34,627,785

General Electric Capital
Services, Inc.

2/14/00                           5.60                         25,000,000                        24,834,389

2/22/00                           5.60                         50,000,000                        49,609,278

General Motors Acceptance Corp.

2/14/00                           5.96                         20,000,000                        19,856,511

2/22/00                           5.90                         20,000,000                        19,834,756

2/22/00                           6.06                         25,000,000                        24,785,861

2/23/00                           5.60                         25,000,000                        24,800,514

3/6/00                            5.90                         40,000,000                        39,586,889

3/7/00                            5.91                         20,000,000                        19,790,267

Goldman Sachs Group, Inc.

2/7/00                            6.10                         25,000,000                        24,845,833

2/9/00                            5.80                         50,000,000                        49,695,313

2/25/00                           6.08                         50,000,000                        49,541,667

3/27/00                           6.23                         10,000,000                        9,853,681

Household Finance Corp.

2/4/00                            6.06                         25,000,000                        24,859,042

2/24/00                           6.02                         35,000,000                        34,688,150

IBM Credit Corp.

3/21/00                           5.89                         25,000,000                        24,682,222



DUE  DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

J. P. Morgan & Co., Inc.

2/2/00                            5.75%                       $ 40,000,000                      $ 39,801,244

2/9/00                            5.62                         50,000,000                        49,704,792

2/28/00                           6.02                         45,000,000                        44,569,350

Kitty Hawk Funding Corp.

1/28/00                           5.98                         26,385,000                        26,268,246

2/10/00                           5.98                         10,000,000                        9,934,444

2/11/00                           6.07                         5,000,000                         4,965,833

2/11/00                           6.21                         15,000,000                        14,894,938

3/1/00                            6.03                         35,000,000                        34,653,500

3/13/00                           6.11                         5,000,000                         4,939,800

Marsh USA, Inc.

3/21/00                           5.92                         15,000,000                        14,808,333

Merrill Lynch & Co., Inc.

2/22/00                           5.60                         35,000,000                        34,726,494

Morgan Stanley Dean Witter &
Co.

1/19/00                           6.03                         50,000,000                        49,852,000

2/2/00                            5.62                         50,000,000                        49,757,778

2/29/00                           6.32                         10,000,000                        9,897,569

3/13/00                           6.14                         5,000,000                         4,939,500

New Center Asset Trust

1/31/00                           6.12                         10,000,000                        9,950,000

2/14/00                           5.93                         50,000,000                        49,642,500

2/14/00                           5.98                         30,000,000                        29,784,033

2/18/00                           6.03                         50,000,000                        49,607,333

3/20/00                           6.27                         5,000,000                         4,932,301

Norwest Financial, Inc.

3/7/00                            5.91                         25,000,000                        24,737,833

Park Avenue Receivables Corp.

1/20/00                           6.05                         25,000,000                        24,920,965

1/26/00                           6.22                         10,000,000                        9,957,500

1/27/00                           6.55                         5,000,000                         4,976,528

1/28/00                           6.20                         24,119,000                        24,007,751

1/28/00                           6.22                         30,000,000                        29,861,175

1/31/00                           6.56                         15,000,000                        14,918,750

2/15/00                           6.09                         5,000,000                         4,962,375

COMMERCIAL PAPER (A) -
CONTINUED

DUE  DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Preferred Receivables Funding
Corp.

1/25/00                           6.14%                       $ 10,000,000                      $ 9,959,800

2/4/00                            6.00                         6,000,000                         5,966,737

2/9/00                            6.00                         8,000,000                         7,949,213

2/14/00                           5.99                         5,000,000                         4,963,944

2/15/00                           6.17                         10,600,000                        10,519,175

2/16/00                           6.20                         15,000,000                        14,882,508

2/24/00                           6.03                         28,000,000                        27,750,100

2/24/00                           6.10                         50,000,000                        49,548,500

2/24/00                           6.19                         10,210,000                        10,117,038

Salomon Smith Barney
Holdings, Inc.

1/25/00                           6.27                         10,000,000                        9,958,533

2/8/00                            5.63                         10,000,000                        9,942,367

2/11/00                           5.98                         5,000,000                         4,966,744

2/14/00                           5.85                         10,000,000                        9,930,578

2/18/00                           6.07                         10,000,000                        9,920,000

The Bear Stearns Companies,
Inc.

2/16/00                           5.75                         35,000,000                        34,750,897

2/23/00                           5.72                         10,000,000                        9,918,513

Three Rivers Funding Corp.

1/18/00                           6.39                         23,026,000                        22,956,954

1/19/00                           7.04                         10,000,000                        9,965,000

1/28/00                           6.50                         5,000,000                         4,975,813

Wells Fargo & Co.

2/11/00                           6.05                         10,000,000                        9,932,578

TOTAL COMMERCIAL PAPER                                                                           2,818,842,543



REPURCHASE AGREEMENTS - 2.5%

                              MATURITY AMOUNT                   VALUE (NOTE 1)

In a joint trading account    $ 72,428,119                      $ 72,407,000
(U.S. Treasury Obligations)
dated 12/31/99 due 1/3/00 At
3.5%

TOTAL INVESTMENT   PORTFOLIO                                     2,891,249,543
- 100.2%

NET OTHER ASSETS - (0.2)%                                          (4,547,698)

NET ASSETS - 100%                                              $ 2,886,701,845

Total Cost for Income Tax Purposes                             $ 2,891,249,543


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

LEGEND

(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities,               $ 2,891,249,543
at value (including
repurchase agreements of
$72,407,000) -  See
accompanying schedule

Receivable for fund shares               45,051
sold

Interest receivable                      7,040

TOTAL ASSETS                             2,891,301,634

LIABILITIES

Payable to custodian bank    $ 6,353

Payable for fund shares       1,665,105
redeemed

Distributions payable         1,688,036

Accrued management fee        783,178

Deferred trustees'            457,117
compensation

TOTAL LIABILITIES                            4,599,789

NET ASSETS                             $ 2,886,701,845

Net Assets consist of:

Paid in capital                        $ 2,886,863,216

Accumulated net realized                     (161,371)
gain (loss) on investments

NET ASSETS, for                        $ 2,886,701,845
2,886,837,252 shares
outstanding

NET ASSET VALUE,                       $1.00
offering price and
redemption price per share
($2,886,701,845 (divided by)
2,886,837,252 shares)

STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED DECEMBER
                         31, 1999 (UNAUDITED)

INTEREST INCOME                  $ 77,302,450

EXPENSES

Management fee            $ 4,446,194

Non-interested trustees'   69,366
compensation

 Total expenses before     4,515,560
reductions

 Expense reductions        (2,612)      4,512,948

NET INTEREST INCOME                  72,789,502

NET REALIZED GAIN                    (155,589)
(LOSS) ON INVESTMENTS

NET INCREASE IN NET                 $ 72,633,913
ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED  JUNE 30,  1999
                               1999
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest        $ 72,789,502                   $ 144,559,893
income

 Net realized gain (loss)       (155,589)                      48,942

NET INCREASE                    72,633,913                     144,608,835
(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

Distributions to                (72,789,502)                   (144,559,893)
shareholders from net
interest income

Share transactions at net        3,986,293,581                  8,411,139,551
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                 63,075,867                     122,735,206
distributions from net
interest income

 Cost of shares redeemed         (3,954,337,408)                (8,222,523,769)

 NET INCREASE                    95,032,040                     311,350,988
(DECREASE) IN NET ASSETS AND
SHARES RESULTING FROM SHARE
TRANSACTIONS

TOTAL INCREASE                   94,876,451                     311,399,930
(DECREASE) IN NET ASSETS

NET ASSETS

 Beginning of period             2,791,825,394                  2,480,425,464

 End of period                 $ 2,886,701,845                $ 2,791,825,394


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                               1999

                               (UNAUDITED)                    1999                  1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 1.000                        $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment          .026                           .049                  .053     .051     .053     .052
Operations Net interest
income

Less Distributions

From net interest income        (.026)                         (.049)                (.053)   (.051)   (.053)   (.052)

Net asset value, end of        $ 1.000                        $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B                  2.65%                          5.05%                 5.47%    5.25%    5.43%    5.28%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period      $ 2,887                        $ 2,792               $ 2,480  $ 1,984  $ 1,740  $ 1,589
(in millions)

Ratio of expenses to            .32% A                         .32%                  .34%     .35%     .36%     .39%
average net assets

Ratio of net interest           5.21% A                        4.92%                 5.34%    5.13%    5.27%    5.22%
income to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Term Portfolio           2.17%          4.05%        31.20%        71.35%

LB 1-Year US Treasury            1.96%          4.25%        33.79%        75.36%

Short US Government Funds        1.48%          2.50%        31.20%        73.85%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-Year U.S. Treasury Index - a one security index which at the beginning of every month selects the Treasury maturing closest to but not beyond one year from that date. To measure how the fund's performance stacked up against its peers, you can compare it to the short U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 77 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

NCCMT - Term Portfolio           4.05%        5.58%         5.53%

LB 1-Year US Treasury            4.25%        5.99%         5.78%

Short US Government Funds        2.50%        5.57%         5.66%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             NCCMT-Term Portfolio        LB 1-Year Treasury Index
             00620                       LB068
  1989/12/31      10000.00                    10000.00
  1990/01/31      10040.40                    10039.29
  1990/02/28      10094.12                    10099.44
  1990/03/31      10153.23                    10149.96
  1990/04/30      10199.49                    10201.68
  1990/05/31      10300.83                    10306.74
  1990/06/30      10369.01                    10397.35
  1990/07/31      10471.91                    10496.39
  1990/08/31      10521.53                    10558.14
  1990/09/30      10590.39                    10634.32
  1990/10/31      10683.33                    10725.74
  1990/11/30      10773.54                    10803.93
  1990/12/31      10877.74                    10920.61
  1991/01/31      10960.32                    11005.61
  1991/02/28      11036.11                    11071.77
  1991/03/31      11092.32                    11149.16
  1991/04/30      11178.56                    11226.14
  1991/05/31      11232.32                    11273.46
  1991/06/30      11284.75                    11312.75
  1991/07/31      11350.38                    11389.74
  1991/08/31      11449.57                    11491.18
  1991/09/30      11522.48                    11576.18
  1991/10/31      11595.65                    11660.79
  1991/11/30      11678.59                    11751.80
  1991/12/31      11797.79                    11858.46
  1992/01/31      11827.40                    11885.73
  1992/02/29      11863.31                    11912.99
  1992/03/31      11867.61                    11933.44
  1992/04/30      11955.38                    11998.00
  1992/05/31      12016.42                    12048.92
  1992/06/30      12058.43                    12111.07
  1992/07/31      12094.60                    12198.48
  1992/08/31      12166.81                    12253.01
  1992/09/30      12238.17                    12332.40
  1992/10/31      12153.81                    12306.74
  1992/11/30      12117.32                    12272.25
  1992/12/31      12217.58                    12299.52
  1993/01/31      12343.31                    12360.87
  1993/02/28      12389.84                    12400.56
  1993/03/31      12423.18                    12439.05
  1993/04/30      12466.70                    12481.56
  1993/05/31      12472.21                    12481.56
  1993/06/30      12514.16                    12540.90
  1993/07/31      12550.37                    12574.18
  1993/08/31      12596.28                    12631.52
  1993/09/30      12627.66                    12668.00
  1993/10/31      12661.35                    12697.67
  1993/11/30      12681.41                    12719.73
  1993/12/31      12714.15                    12763.83
  1994/01/31      12759.86                    12817.16
  1994/02/28      12738.84                    12801.92
  1994/03/31      12747.43                    12804.33
  1994/04/30      12741.92                    12793.50
  1994/05/31      12776.43                    12820.77
  1994/06/30      12823.18                    12864.88
  1994/07/31      12883.47                    12947.07
  1994/08/31      12920.34                    12991.98
  1994/09/30      12961.37                    13010.83
  1994/10/31      13004.46                    13064.15
  1994/11/30      13010.21                    13060.14
  1994/12/31      13060.62                    13107.06
  1995/01/31      13179.27                    13236.17
  1995/02/28      13250.29                    13354.85
  1995/03/31      13330.27                    13433.84
  1995/04/30      13406.59                    13532.48
  1995/05/31      13500.34                    13651.56
  1995/06/30      13576.08                    13734.56
  1995/07/31      13626.15                    13801.92
  1995/08/31      13689.06                    13867.68
  1995/09/30      13749.71                    13929.83
  1995/10/31      13825.82                    14008.82
  1995/11/30      13914.16                    14091.02
  1995/12/31      13993.78                    14174.02
  1996/01/31      14070.77                    14265.04
  1996/02/29      14089.32                    14283.48
  1996/03/31      14112.66                    14327.99
  1996/04/30      14162.87                    14380.91
  1996/05/31      14212.14                    14437.85
  1996/06/30      14288.90                    14518.44
  1996/07/31      14341.78                    14573.78
  1996/08/31      14400.56                    14645.15
  1996/09/30      14504.72                    14743.38
  1996/10/31      14596.69                    14854.45
  1996/11/30      14670.95                    14932.24
  1996/12/31      14715.47                    14985.16
  1997/01/31      14777.40                    15056.94
  1997/02/28      14843.85                    15111.07
  1997/03/31      14862.44                    15149.56
  1997/04/30      14957.47                    15242.18
  1997/05/31      15043.30                    15336.41
  1997/06/30      15130.01                    15429.03
  1997/07/31      15220.97                    15539.29
  1997/08/31      15265.68                    15592.62
  1997/09/30      15362.50                    15676.82
  1997/10/31      15436.64                    15763.83
  1997/11/30      15479.89                    15818.36
  1997/12/31      15566.07                    15892.54
  1998/01/31      15656.30                    15997.19
  1998/02/28      15694.82                    16038.09
  1998/03/31      15771.46                    16118.68
  1998/04/30      15836.22                    16192.86
  1998/05/31      15903.75                    16263.43
  1998/06/30      15982.23                    16340.82
  1998/07/31      16047.01                    16419.41
  1998/08/31      16181.23                    16551.32
  1998/09/30      16297.12                    16674.42
  1998/10/31      16389.13                    16762.23
  1998/11/30      16409.21                    16765.44
  1998/12/31      16468.17                    16821.17
  1999/01/31      16527.86                    16887.73
  1999/02/28      16530.28                    16906.58
  1999/03/31      16625.13                    17007.92
  1999/04/30      16680.97                    17070.49
  1999/05/31      16720.15                    17117.48
  1999/06/30      16771.40                    17198.89
  1999/07/31      16843.23                    17272.65
  1999/08/31      16894.75                    17323.89
  1999/09/30      16980.01                    17414.55
  1999/10/31      17032.72                    17463.83
  1999/11/30      17082.41                    17498.59
  1999/12/31      17135.22                    17535.70
IMATRL PRASUN   SHR__CHT 19991231 20000111 113044 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $17,135 - a 71.35% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-Year U.S. Treasury Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,536 - a 75.36% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,

                  1999                           1999                   1998    1997    1996    1995

Dividend returns  2.81%                          6.62%                  7.08%   7.62%   6.16%   5.26%

Capital returns   -0.64%                         -1.68%                 -1.45%  -1.73%  -0.91%  0.61%

Total returns     2.17%                          4.94%                  5.63%   5.89%   5.25%   5.87%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share         3.88(cents)   26.05(cents)   57.28(cents)

Annualized dividend rate    4.92%         5.54%          6.11%

30-day annualized yield     5.63%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.29 over the past one month, $9.32 over the past six months and $9.37 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Robert Duby)

Robert Duby, Portfolio Manager of The North Carolina Capital
Management Trust: Term Portfolio

Q. HOW DID THE FUND PERFORM, BOB?

A. For the six-months that ended December 31, 1999, the fund had a total return of 2.17%, compared to 1.48% for the short U.S. government funds average, according to Lipper Inc. The Lehman Brothers 1-Year U.S. Treasury Index, the make-up of which most closely resembles that of the fund, returned 1.96% over the same period.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED DECEMBER 31, 1999?

A. Interest rates moved higher, pushed upward by strong economic growth and Federal Reserve Board short-term interest-rate hikes. The Fed raised the rate banks charge each other for overnight loans - known as the fed funds rate - three times in 1999, up to 5.50%, taking back three rate cuts it implemented in late 1998 to head off a global credit crunch. Overall, interest rates increased because of strong domestic economic growth brought to light by the lowest unemployment rate in nearly 30 years. Personal consumption, business investment and a strong housing market stimulated economic growth. Rising equity and real estate prices created a wealth effect that spurred consumer spending, a significant component of the gross domestic product (GDP). Commodity prices rose because of a global economic recovery, but overall there were no significant increases in prices on either the producer or consumer side, because productivity gains helped keep inflation in check. However, Fed Chairman Alan Greenspan, in his semiannual Humphrey-Hawkins testimony before Congress, warned that productivity could slip, resulting in inflation in the form of higher unit labor costs. In August, stronger-than-expected job growth and higher-than-expected average hourly earnings pushed the Fed to hike rates. In the third quarter, real GDP - gross domestic product adjusted for inflation - significantly exceeded expectations. An increase in the price deflator - a measure of the effect that inflation has on prices - and an upward trend in oil prices further increased concerns that inflation would emerge. The Fed responded by again raising short-term interest rates in November.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund is managed with an eye toward the Lehman Brothers 1-Year Treasury Index. This benchmark index is composed of the most recently issued one-year Treasury bill. Throughout the period, the fund maintained a "bullet" structure, targeting specific parts along the whole Treasury yield curve. This structure helped the fund's return. The fund also benefited from the yield advantage offered by "off-the-run" Treasury notes, those that have been in the market longer than the most recently issued "on-the-run" Treasury notes. Given liquidity measures introduced by the Fed to limit year-end selling pressures, I did not pursue a defensive strategy of investing in Treasury bills maturing in early 2000.

Q. WHAT IS YOUR OUTLOOK?

A. I'm positioning the fund for higher interest rates in 2000. Market consensus currently calls for a 0.25%, and possibly a 0.50%, increase in the fed funds rate in February. It's also possible we might see the Fed bump up rates again at its subsequent meetings. Reflecting my expectation for higher rates, I'll likely keep the fund's average maturity relatively short in order to maximize investment flexibility. At the same time, should longer-term money market securities offer attractive risk-adjusted returns, I may look to opportunistically add positions in securities with longer-term maturities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, PLEASE SEE PAGE 2.

(checkmark)FUND FACTS

GOAL: seeks to obtain a high level of current income consistent with the preservation of capital

START DATE: March 19, 1987

SIZE: as of December 31, 1999, more than $88 million

MANAGER: Robert Duby, since 1998; joined
Fidelity in 1982

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

INVESTMENTS DECEMBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 98.3%

                                   PRINCIPAL AMOUNT               VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
98.3%

U.S. Treasury Bills, yield at      $ 17,800,000                   $ 16,856,317
date of purchase 5.93%
12/7/00

U.S. Treasury Notes:

4% 10/31/00                         33,500,000                     32,939,880

5.625% 11/30/00                     18,690,000                     18,611,128

6% 8/15/00                          18,140,000                     18,151,584

TOTAL U.S. GOVERNMENT AND                                          86,558,909
GOVERNMENT AGENCY OBLIGATIONS
(Cost $86,876,412)


CASH EQUIVALENTS - 1.1%

                               MATURITY AMOUNT

Investments in repurchase      $ 963,281             963,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.5%,
dated 12/31/99 due 1/3/00
(Cost $963,000)

TOTAL INVESTMENT  PORTFOLIO -                        87,521,909
99.4%
(Cost $87,839,412)

NET OTHER ASSETS - 0.6%                              555,535

NET ASSETS - 100%                                   $ 88,077,444

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $87,839,412. Net unrealized depreciation aggregated $317,503, of which $4,545 related to appreciated investment securities and $322,048 related to depreciated investment securities.

At June 30, 1999, the fund had a capital loss carryforward of approximately $2,941,000 of which $244,000, $450,000, $1,410,000 and
$837,000 will expire on June 30, 2003, 2005, 2006 and 2007,
respectively.

The fund intends to elect to defer to its fiscal year ending June 30, 2000 approximately $626,000 of losses recognized during the period November 1, 1998 to June 30, 1999.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities,          $ 87,521,909
at value (including
repurchase agreements of
$963,000) (cost $87,839,412)
- See accompanying schedule

Cash                                317

Interest receivable                 724,680

TOTAL ASSETS                        88,246,906

LIABILITIES

Distributions payable       $ 125,177

Accrued management fee       26,144

Deferred trustees'           18,141
compensation

 TOTAL LIABILITIES                   169,462

NET ASSETS                         $ 88,077,444

Net Assets consist of:

Paid in capital                    $ 93,225,410

Distributions in excess              (10,930)
of net investment income

Accumulated undistributed            (4,819,533)
net realized gain (loss) on
investments

Net unrealized                       (317,503)
appreciation (depreciation)
on investments

NET ASSETS, for                    $ 88,077,444
9,481,423 shares outstanding

NET ASSET VALUE,                   $9.29
offering price and
redemption price per share
($88,077,444 (divided by)
9,481,423 shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED DECEMBER
                                  31, 1999 (UNAUDITED)

INVESTMENT INCOME                      $ 2,715,610
Interest

EXPENSES

Management fee              $ 158,169

Non-interested trustees'     2,334
compensation

 Total expenses before       160,503
reductions

 Expense reductions          (121)      160,382

NET INVESTMENT INCOME                   2,555,228

REALIZED AND UNREALIZED                 (1,252,852)
GAIN (LOSS)
Net realized gain (loss)
on investment securities

Change in net unrealized                 644,476
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (608,376)

NET INCREASE                           $ 1,946,852
(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED  JUNE 30, 1999
                                1999 (UNAUDITED)

INCREASE (DECREASE) IN
NET ASSETS

Operations Net investment       $ 2,555,228                    $ 5,624,633
income

 Net realized gain (loss)        (1,252,852)                    (661,202)

 Change in net unrealized        644,476                        (876,705)
appreciation (depreciation)

 NET INCREASE                    1,946,852                      4,086,726
(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

Distributions to                 (2,561,346)                    (5,662,895)
shareholders from net
investment income

Share transactions Net           511,714                        19,918,622
proceeds from sales of shares

 Reinvestment of                 1,761,117                      3,730,602
distributions

 Cost of shares redeemed         (6,918,119)                    (4,274,004)

 NET INCREASE                    (4,645,288)                    19,375,220
(DECREASE) IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                 (5,259,782)                    17,799,051
(DECREASE) IN NET ASSETS

NET ASSETS

 Beginning of period             93,337,226                     75,538,175

 End of period (including       $ 88,077,444                   $ 93,337,226
distributions in excess of
net investment income  of
$10,930 and $4,812,
respectively)

OTHER INFORMATION
Shares

 Sold                            55,018                         2,096,305

 Issued in reinvestment          189,062                        394,533
of distributions

 Redeemed                        (743,437)                      (451,216)

 Net increase (decrease)         (499,357)                      2,039,622


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                                 1999

                                 (UNAUDITED)                    1999                  1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value,                 $ 9.350                        $ 9.510               $ 9.650  $ 9.820  $ 9.910  $ 9.850
beginning of period

Income from Investment            .260 D                         .615 D                .660 D   .729 D   .601     .505
Operations Net investment
income

Net realized and unrealized       (.060)                         (.157)                (.134)   (.170)   (.093)   .058
gain (loss)

Total from investment             .200                           .458                  .526     .559     .508     .564
operations

Less Distributions

From net investment income        (.260)                         (.618)                (.666)   (.729)   (.598)   (.504)

Net asset value, end of          $ 9.290                        $ 9.350               $ 9.510  $ 9.650  $ 9.820  $ 9.910
period

TOTAL RETURN B, C                 2.17%                          4.94%                 5.63%    5.89%    5.25%    5.87%

RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period        $ 88                           $ 93                  $ 76     $ 69     $ 64     $ 70
(in millions)

Ratio of expenses to              .35% A                         .35%                  .36%     .37%     .38%     .41%
average net assets

Ratio of expenses to              .35% A                         .35%                  .35% E   .37%     .38%     .41%
average net assets after
expense reductions

Ratio of net investment           5.56% A                        6.51%                 6.93%    7.48%    6.06%    5.12%
income to  average net assets

Portfolio turnover rate           158% A                         256%                  433%     232%     89%      519%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the Trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION.

CASH PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

TERM PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME.

CASH PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

TERM PORTFOLIO. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

DISTRIBUTIONS TO SHAREHOLDERS.

CASH PORTFOLIO. Dividends are declared daily and paid monthly from net interest income.

TERM PORTFOLIO. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and losses deferred due to excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

TERM PORTFOLIO. Purchases and sales of long-term U.S. government and government agency obligations aggregated $68,542,443 and $71,643,838, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR pays most expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. FMR receives a fee that is based upon a weighted average series of rates ranging from .290% to .350% of each fund's average net assets. For the period, the management fees paid to FMR were equivalent to an annualized rate of .32% and .35% for the Cash and Term Portfolios, respectively.

SUB-ADVISER FEE. As each funds' investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to each fund's Distribution and Service Plan.

DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on a graduated series of rates ranging from .14% to .15% of each fund's average net assets. For the period, FMR paid FDC $2,056,257 and $68,618 on behalf of the Cash and Term Portfolios, respectively, all of which FDC paid to Sterling Capital Distributors, Inc., a wholly-owned subsidiary of Sterling Capital Management Company.

5. EXPENSE REDUCTIONS.

Through an arrangement with each fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each fund's expenses. During the period, Cash and Term
Portfolios' expenses were reduced by $2,612 and $121, respectively, under these arrangements.

TRUSTEES
William L. Byrnes
John David "J.D." Foust *
W. Olin Nisbet III
Helen A. Powers *
Bertram H. Witham *

OFFICERS
William L. Byrnes, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
W. Olin Nisbet III, VICE PRESIDENT
J. Calvin Rivers, Jr., VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
David H. Potel, ASSISTANT SECRETARY

DISTRIBUTION AGENT
Sterling Capital Distributors, Inc.
Charlotte, NC

CUSTODIAN
First Union National Bank of North Carolina
Charlotte, NC

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments Money Management, Inc. (FIMM)
Merrimack, NH

TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

*INDEPENDENT TRUSTEES